Organization and nature of business	6 Months Ended
Mar. 31, 2025
Organization and nature of business
Organization and nature of business

Note 1 – Organization and nature of business

CN Energy Group. Inc. (“CN Energy”) is a holding company incorporated under the laws of the British Virgin Islands on November 23, 2018. CN Energy and its subsidiaries (collectively, the “Company”) manufactures and supplies wood-based activated carbon that is primarily used in pharmaceutical manufacturing, industrial manufacturing, water purification, environmental protection, and food and beverage production (“Activated Carbon”).

On November 29, 2024, the Company incorporated a wholly owned subsidiary, Ewforest Group Limited (“Ewforest”), incorporated in the People’s Republic of China (“PRC”)’s special administration region of Hong Kong.

On January 20, 2025, CN Energy entered into a Share Transfer Agreement (the “Agreement”) with Asia Rubber Resources Limited (“Asia Rubber Resources”). Pursuant to the Agreement, CN Energy agreed to transfer 100% of its equity in Clean Energy Holdings Limited (“Energy Holdings”) to Asia Rubber Resources (the “Transfer”) for a total purchase price of HKD10,000 (approximately $1,281). In connection with the Agreement, Energy Holdings’ fully owned subsidiaries, Zhejiang CN Energy Technology Development Co., Ltd. (“Zhejiang CN Energy”) and Manzhouli CN Energy Industrial Co., Ltd. (“Manzhouli CN Energy”), Manzhouli CN Energy Technology Co., Ltd. (“Manzhouli CN Technology”) and Zhejiang Yongfeng New Material Technology Co., Ltd. (“Zhejiang Yongfeng New Material”) were altogether disposed to Asia Rubber Resources.

In January and February 2025, CN Energy conducted a reorganization of its wholly owned subsidiaries, Zhejiang CN Energy New Material Co., Ltd. (“Zhejiang New Material”), Zhoushan Xinyue Trading Co., Ltd (“Zhoushan Trading”) and Ningbo Nadoutong Trading Co., Ltd (“Ningbo Trading”), under the holding of MZ Pintai Mining (Zhejiang) Co., Ltd (“MZ Pintai”).

On March 31, 2025 and April 23, 2025, CN Energy and Ewforest (the “Purchaser”) entered into a share purchase agreement (the “Purchase Agreement”) with, Ynong Group Limited (the “Seller”) and Ynong International Group Limited (“Ynong”), pursuant to which the Seller agreed to sell and the Purchaser agreed to purchase 4,500 shares of Ynong ordinary shares (the “Ynong Shares”), of which represents forty-five percent (45%) of the issued and outstanding Ynong ordinary shares to the Purchaser. Ynong directly owns all of the issued and outstanding equity of an Indonesian entity, PT Grand Indonesia Forestmates (“PGIF”), and PGIF and two Indonesian citizens, collectively, directly owns 90% and 10%, respectively, of another Indonesian entity, PT Wana Arga Nusantara (“PWAN”), which is the operating business.

In connection with the execution of the Purchase Agreement, the Seller entered into a side letter with PGIF and PWAN, in which PGIF and PWAN agreed to be bound by and comply with the covenants and obligations set forth in the Purchase Agreement that are applicable to each of PGIF and PWAN.

Pursuant to, and upon the terms and subject to the conditions set forth in the Purchase Agreement, the consideration for the Ynong Shares will consist of the following:

(i)	$6,365,348 in cash payable by CN Energy to the Seller will be made as a post-closing payment;

(ii)

50,000,000 Class A ordinary shares, no par value per share, of CN Energy, having an aggregate value of $10,000,000 with a cost basis of $0.20 per share (the “Consideration Shares”), issuable by CN Energy to the Seller on the Closing Date; and

(iii)

assignment of certain accounts receivables of the subsidiaries of the Company (the “Assigning Subsidiaries”) with an aggregate value of $24,548,022 (the “Assigned Receivables”), to be effected on the Closing Date.

On April 30, 2025, CN Energy and Ewforest (the “Purchaser”) closed a transaction (the “Closing”) involving the acquisition of 4,500 shares of Ynong from Ynong Group Limited (the “Seller”) in exchange for, among other things, the issuance by the Company of 50,000,000 shares of its Class A ordinary shares (“Shares”) to the Seller and its designees (the “Designees”) and the assignment to the Seller of certain accounts receivable of the subsidiaries of the Company (the “Subsidiaries”) with an aggregate value of $24,548,022, pursuant to the Share Purchase Agreement dated as of March 31, 2025 (the “Original Purchase Agreement”), as amended by the Amendment to Share Purchase Agreement dated as of April 23, 2025 (the “Amendment” and, together with the Share Purchase Agreement, the “Purchase Agreement”), entered into between the Company, the Purchaser, the Seller, and Ynong, and pursuant to the side letters (the “Side Letters”) entered into between the Seller, PGIF and the operating Indonesian entity, PWAN.

Currently, CN Energy has subsidiaries in countries and jurisdictions including the PRC, Hong Kong, the British Virgin Islands, and the State of Delaware. Details of the subsidiaries of CN Energy are set out below:

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
CN Energy	November 23, 2018	British Virgin Islands	Parent	Holding company
Ewforest	November 29, 2024	Hong Kong, China	100%	Holding company
CN Energy USA	March 31, 2022	Delaware, U.S.	100%	Inactive
MZ HK	December 6, 2018	Hong Kong, China	100%	Holding company
MZ Pintai	January 22, 2019	Zhejiang, China	100%	Holding company
Zhejiang New Material	May 24, 2021	Zhejiang, China	100%	Produce and sell Activated Carbon
Zhoushan Trading	April 8, 2022	Zhejiang, China	100%	Trading
Ningbo Trading	April 13, 2022	Zhejiang, China	100%	Trading
Yunnan Yuemu	September 2, 2022	Yunnan, China	100%	Holding company
Yunnan Honghao	May 6, 2013	Yunnan, China	100%	Forestry project investment and development